Unaudited Condensed Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class B CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive loss CNY (¥)	TokenCat Limited shareholders’ equity CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2023 | ¥	¥ 236	¥ 35	¥ (45,886)	¥ 1,306,496	¥ (1,233,106)	¥ (8,291)	¥ 19,484	¥ 19,484
Balance (in Shares) at Dec. 31, 2023	362,923,246	55,260,580
Balance (in Shares) at Dec. 31, 2023			(14,907,047)
Shares issuance for vested restricted shares | ¥	¥ 1			(1)
Shares issuance for vested restricted shares (in Shares)	2,184,240
Share-based compensation | ¥			¥ 6,308	9,197			15,505	15,505
Share-based compensation (in Shares)			1,191,498
Net loss | ¥					(40,675)		(40,675)	(40,675)
Foreign currency translation adjustment | ¥						(27)	(27)	(27)
Balance at Jun. 30, 2024 | ¥	¥ 237	¥ 35	¥ (39,578)	1,315,692	(1,273,781)	(8,318)	(5,713)	(5,713)
Balance (in Shares) at Jun. 30, 2024	365,107,486	55,260,580
Balance (in Shares) at Jun. 30, 2024			(13,715,549)
Balance at Dec. 31, 2024 | ¥	¥ 480	¥ 35	¥ (34,526)	1,323,281	(1,421,097)	(8,980)	(140,807)	¥ (140,807)
Balance (in Shares) at Dec. 31, 2024	701,110,886	55,260,580
Balance (in Shares) at Dec. 31, 2024			(12,765,549)					12,765,549	12,765,549
Shares issuance for vested restricted shares | ¥	¥ 7			(7)
Shares issuance for vested restricted shares (in Shares)	8,825,000
Share-based compensation | ¥			¥ 8,480	514			8,994	8,994
Share-based compensation (in Shares)			1,625,000
Issuance of common shares | ¥	¥ 5,270			159,769			165,039	165,039
Issuance of common shares (in Shares)	7,357,500,000
Net loss					(675)		(675)	(675)	$ (93)
Foreign currency translation adjustment						435	435	435	61
Balance at Jun. 30, 2025	¥ 5,757	¥ 35	¥ (26,046)	¥ 1,483,557	¥ (1,421,772)	¥ (8,545)	¥ 32,986	¥ 32,986	$ 4,604
Balance (in Shares) at Jun. 30, 2025	8,067,435,886	55,260,580
Balance (in Shares) at Jun. 30, 2025			(11,140,549)					11,140,549	11,140,549